Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Estimated useful life of Property, Plant, and Equipment

Property, Plant, and Equipment

Our property, plant, and equipment assets are stated at cost less depreciation. Depreciation is calculated on a straight-line basis over the shorter of the remaining lease term or estimated useful life of the related assets, which are generally as follows:

Buildings	40 years
Building improvements	5-14 years
Machinery and equipment	3-8 years
Computer equipment	3-6 years

Definite lived Intangible Assets Amortization Expense	Definite-lived assets are amortized on a straight-line basis generally over the following periods:

Customer lists and relationships	5-15 years
Technology	2-7 years

Accounting Standards Update 2014-09 [Member]
Impact of Adoption of ASC 606 on Revenue

The following table presents the anticipated impacts that the adoption of ASC 606 would have for the periods presented:

	Nine Months Ended September 30, 2018
	As Reported	Under ASC 606	Impact
Revenue:
Recurring services	$480.8	$460.4	$(20.4)
Professional services and other	65.3	85.5	20.2

Total revenue	$546.1	$545.9	$(0.2)
Operating profit	$31.3	$36.9	$5.6

	Nine Months Ended September 30, 2017
	As Reported	Under ASC 606	Impact
Revenue:
Recurring services	$438.2	$419.8	$(18.4)
Professional services and other	50.2	72.7	22.5

Total revenue	$488.4	$492.5	$4.1
Operating profit	$16.9	$25.7	$8.8